Note 1 - Summary of Significant Accounting Policies - Activity in the Reserve Account (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018		Mar. 25, 2017
Beginning balance	$ 45		$ 45
Provisions for doubtful accounts	(37)
Write-off of doubtful accounts
Ending balance	$ 8	[1]	$ 45

[1]	Derived from the audited consolidated financial statements as of and for the fiscal year ended March 31, 2018.